BOSTON PARTNERS
                                 FAMILY OF FUNDS


                      BOSTON PARTNERS LARGE CAP VALUE FUND
                       BOSTON PARTNERS MID CAP VALUE FUND
                     BOSTON PARTNERS SMALL CAP VALUE FUND II
                     BOSTON PARTNERS LONG/SHORT EQUITY FUND

                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                               Institutional Class

                         Supplement dated April 10, 2002
                      to Prospectus dated December 18, 2001


REVISIONS  RELATING  TO THE  APPLICATION  OF  THE  TRANSACTION  FEE  ON  CERTAIN
REDEMPTIONS OF THE BOSTON PARTNERS SMALL CAP VALUE FUND II AND THE BOSTON PARTNERS LONG/SHORT EQUITY FUND

         The paragraph under the caption "TRANSACTION FEE ON CERTAIN REDEMPTIONS OF THE BOSTON PARTNERS SMALL CAP VALUE FUND II AND BOSTON PARTNERS LONG/SHORT EQUITY FUND" on page 31 of the prospectus is revised in its entirety as follows:

     "The Boston Partners Small Cap Value Fund II requires the payment of a transaction fee on redemptions of Shares held for less than one year equal to 1.00% of the net asset value of such Shares redeemed at the time of redemption. The Boston Partners Long/Short Equity Fund requires the payment of a transaction fee on redemption of shares held for less than one year equal to 2.00% of the net asset value of such shares redeemed at the time of redemption. However, shares of the Boston Partners Long/Short Equity Fund purchased prior to May 21, 2001 and held for less than one year are subject to a transaction fee upon redemption of 1.00% of the net asset value of all such shares redeemed. This additional transaction fee is paid to each Fund, NOT to the adviser, distributor or transfer agent. It is NOT a sales charge or a contingent deferred sales charge. The fee does not apply to redeemed Shares that were purchased through reinvested dividends or capital gain distributions. The additional transaction fee is intended to limit short-term trading in each Fund or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. These costs include: (1) brokerage costs;
     (2) market impact costs -- i.e., the decrease in market prices which may result when a Fund sells certain securities in order to raise cash to meet the redemption request; (3) the realization of capital gains by the other shareholders in each Fund; and (4) the effect of the "bid-ask" spread in the over-the-counter market. The transaction fee represents each Fund's estimate of the brokerage and other transaction costs which may be incurred by each Fund in disposing of stocks in which each Fund may invest. Without the additional transaction fee, each Fund would generally be selling its shares at a price less than the cost to each Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Funds. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions of the Boston Partners Small Cap Value Fund II and Boston Partners Long/Short Equity Fund. The Company reserves the right, at its discretion, to waive, modify or terminate the additional transaction fee."

                                 BOSTON PARTNERS
                                 FAMILY OF FUNDS


                      BOSTON PARTNERS LARGE CAP VALUE FUND
                       BOSTON PARTNERS MID CAP VALUE FUND
                     BOSTON PARTNERS SMALL CAP VALUE FUND II
                     BOSTON PARTNERS LONG/SHORT EQUITY FUND

                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                                 Investor Class

                         Supplement dated April 10, 2002
                      to Prospectus dated December 18, 2001


REVISIONS  RELATING  TO THE  APPLICATION  OF  THE  TRANSACTION  FEE  ON  CERTAIN
REDEMPTIONS OF THE BOSTON PARTNERS SMALL CAP VALUE FUND II AND THE BOSTON PARTNERS LONG/SHORT EQUITY FUND

         The paragraph under the caption "TRANSACTION FEE ON CERTAIN REDEMPTIONS OF THE BOSTON PARTNERS SMALL CAP VALUE FUND II AND BOSTON PARTNERS LONG/SHORT EQUITY FUND" on page 31 of the prospectus is revised in its entirety as follows:

     "The Boston Partners Small Cap Value Fund II requires the payment of a transaction fee on redemptions of Shares held for less than one year equal to 1.00% of the net asset value of such Shares redeemed at the time of redemption. The Boston Partners Long/Short Equity Fund requires the payment of a transaction fee on redemption of shares held for less than one year equal to 2.00% of the net asset value of such shares redeemed at the time of redemption. However, shares of the Boston Partners Long/Short Equity Fund purchased prior to May 21, 2001 and held for less than one year are subject to a transaction fee upon redemption of 1.00% of the net asset value of all such shares redeemed. This additional transaction fee is paid to each Fund, NOT to the adviser, distributor or transfer agent. It is NOT a sales charge or a contingent deferred sales charge. The fee does not apply to redeemed Shares that were purchased through reinvested dividends or capital gain distributions. The additional transaction fee is intended to limit short-term trading in each Fund or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. These costs include: (1) brokerage costs;
     (2) market impact costs -- i.e., the decrease in market prices which may result when a Fund sells certain securities in order to raise cash to meet the redemption request; (3) the realization of capital gains by the other shareholders in each Fund; and (4) the effect of the "bid-ask" spread in the over-the-counter market. The transaction fee represents each Fund's estimate of the brokerage and other transaction costs which may be incurred by each Fund in disposing of stocks in which each Fund may invest. Without the additional transaction fee, each Fund would generally be selling its shares at a price less than the cost to each Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Funds. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions of the Boston Partners Small Cap Value Fund II and Boston Partners Long/Short Equity Fund. The Company reserves the right, at its discretion, to waive, modify or terminate the additional transaction fee."